Corporate Income Taxes- Components of Income Tax Provision (Details) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods	$ 2,141	$ 2,385	$ 1,855
Deferred income taxes:
Deferred tax expense income	331	(3)	178
Total income taxes and effective tax rate	2,472	2,382	2,033
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	(108)	(136)	82
Deferred income taxes	60	(193)	198
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(48)	(329)	280
Total provision for income taxes	2,424	2,053	2,313
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	329	64	191
Deferred tax expense (benefit) of tax rate changes	2	(2)	(2)
Deferred tax expense (benefit) of unrecognized tax losses, tax credits and temporary differences		(65)	(11)
Deferred tax expense income recognised in profit or loss	331	(3)	178
Accumulated other comprehensive income (loss) [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		18
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(18)	(194)	(1)
Common shares [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		(10)	1
Other reserves [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	3	2	5
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(33)	(145)	275
Canada [member]
Current income taxes:
Federal	525	797	533
Provincial	444	633	424
Adjustments related to prior periods	5	(25)	24
Deferred income taxes:
Federal	174	34	33
Provincial	103	16	16
International [member]
Current income taxes:
Foreign	1,215	994	903
Adjustments related to prior periods	(48)	(14)	(29)
Deferred income taxes:
Foreign	$ 54	$ (53)	$ 129